UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                                Form 13F/A

                                     Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT NOVEMBER 6, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT FEBRUARY 14, 2008.


Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2007

Check here if Amendment    [x];     Amendment Number:2
This Amendment (Check only one.)          [        ] is a restatement
                                          [    x   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
February 13, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                          FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:                  1

         Form 13F Information Table Entry Total:             1

         Form 13F Information Table Value Total         27,700
                                                   (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         1              28-1159                         Lehman Brothers Inc.

         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.

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                    TITLE OF                VALUE     SHRS OR      SH/   PUT/   INVESTMENT    OTHER             VOTING AUTHORITY
NAME OF ISSUER      CLASS       CUSIP      (X$1000)   PRN AMT      PRN   CALL   DISCRETION    MANAGERS       SOLE    SHARED    NONE
ANDREW CORP         COMMON     034425108    27,700    2,000,000     SH           DEFINED        1         2,000,000     -         -

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